PROVISIONS AND CONTINGENCIES - Legal proceedings (Details) $ in Millions	1 Months Ended			2 Months Ended	12 Months Ended	24 Months Ended
	Feb. 22, 2017 USD ($) item	Dec. 31, 2016 USD ($) item	Jun. 30, 2015 USD ($)	Feb. 22, 2017 item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) item
Disclosure of other provisions [line items]
Received from successful settlement | $					$ 0.0
Metal-on-metal
Disclosure of other provisions [line items]
Number of claims pending	740			740
Number of claims pending which have given rise to pending legal proceedings	430			430
Number of group settlements						2
Net cash cost of settlements | $						$ 25.0
Number of cases requested by plaintiffs to be transferred				253
Arthrex
Disclosure of other provisions [line items]
Received from successful settlement | $			$ 99.0
Number of subsidiaries decided to have infringed litigant's patents		2
Number of litigant's patents decided to be infringed		2
Amount awarded to litigant | $	$ 8.0	$ 17.4